Stock -Based Compensation - Performance Stock Units, RPSUs and MSUs Plan description (Details)	12 Months Ended
Dec. 31, 2019 shares
RPSUs
Stock-Based Compensation
Award vesting period	3 years
Award vesting right, percentage	200.00%
RPSUs | Share-based Payment Arrangement, Tranche One
Stock-Based Compensation
Award vesting right, percentage	0.00%
RPSUs | Share-based Payment Arrangement, Tranche Two
Stock-Based Compensation
Award vesting right, percentage	25.00%
RPSUs | Share-based Payment Arrangement, Tranche Three
Stock-Based Compensation
Award vesting right, percentage	100.00%
RPSUs | Share-based Payment Arrangement, Tranche Four
Stock-Based Compensation
Award vesting right, percentage	15.00%
RPSUs | Share-based Payment Arrangement, Tranche Five
Stock-Based Compensation
Award vesting right, percentage	200.00%
MSUs
Stock-Based Compensation
Award vesting right, percentage	200.00%
MSUs | Share-based Payment Arrangement, Tranche One
Stock-Based Compensation
Award vesting right, percentage	25.00%
Vested (in shares)	0
MSUs | Share-based Payment Arrangement, Tranche Two
Stock-Based Compensation
Award vesting right, percentage	25.00%
MSUs | Share-based Payment Arrangement, Tranche Three
Stock-Based Compensation
Award vesting right, percentage	25.00%
MSUs | Share-based Payment Arrangement, Tranche Four
Stock-Based Compensation
Award vesting right, percentage	100.00%
MSUs | Share-based Payment Arrangement, Tranche Five
Stock-Based Compensation
Award vesting right, percentage	100.00%